Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	€ (305,292)	€ (319,672)	€ (43,256)	[2]
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	98	(14)	8	[1]
Income tax related to these items	0	0	0	[1]
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	98	(14)	8	[1]
Items that may not be reclassified to profit or loss in subsequent periods
Changes in the fair value of equity investments at fair value through other comprehensive income	(10,595)	0	0	[1]
Remeasurements of post-employment benefit obligations	(27)	0	0	[1]
Income tax related to these items	326	0	0	[1]
Other comprehensive income/(loss) that may not be reclassified to profit or loss in subsequent periods, net of tax	(10,296)	0	0	[1]
Other comprehensive income/(loss) for the year, net of tax	(10,198)	(14)	8	[1]
Total comprehensive income/(loss) for the year, net of tax	(315,490)	(319,686)	(43,248)	[1]
Attributable to:
Equity holders of the Company	(314,976)	(319,686)	(43,248)	[1]
Non-controlling interests	€ (514)	€ 0	€ 0	[1]

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies